Loans, Troubled Debt Restructurings (Q3) (Details) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017 USD ($) Contract		Sep. 30, 2016 USD ($) Contract		Sep. 30, 2017 USD ($) Payment Contract Loan		Sep. 30, 2016 USD ($) Contract		Dec. 31, 2016 USD ($) Contract		Dec. 31, 2015 USD ($) Contract		Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 68,118				$ 68,118				$ 77,922		$ 88,330
Troubled debt restructuring, specific reserve		$ 7,000				$ 7,000				$ 9,000		$ 10,900
Number of Consecutive Timely Payments Required | Payment						6
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		4	[1]	12	[1]	26	[2]	32	[2]	40		46		70
Pre-modification recorded balance		$ 154	[1]	$ 759	[1]	$ 1,461	[2]	$ 3,239	[2]	$ 3,902		$ 5,589		$ 7,123
Post-modification recorded balance		155	[1]	749	[1]	1,467	[2]	3,276	[2]	3,942		5,097		6,308
Increase (decrease) in allowance for loan losses		20		340		80		690		(100)		400		200
Charge offs due to troubled debt restructurings		0		20		$ 0		20		530		160		40
TDR that subsequently defaulted [Abstract]
Recorded balance										1,767		234		444
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted										(170)		(30)		20
Charge-offs on TDRs that subsequently defaulted				$ 0				$ 0		$ 510		0		$ 0
Past due period for modified loans						90 days				90 days
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period						9 months				9 months
Modifications involving extension of maturity date, period range						1 month				1 month
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period						36 months				36 months
Modification of stated interest rate of loans, range of period in certain circumstances						480 months				480 months
Modifications involving extension of maturity date, period range						60 months				60 months
Modifications involving extension of maturity date, period range in certain circumstances						230 months				230 months
Performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		63,186				$ 63,186				$ 70,286		81,512
Non-performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3]	4,932				$ 4,932				7,636		6,818
Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of loans subsequently defaulted | Loan						6
TDR that subsequently defaulted [Abstract]
Recorded balance		160				$ 160
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		20				40
Charge-offs on TDRs that subsequently defaulted		50				50
Other Loan Classes, Not Including Commercial and Industrial Loans [Member]
TDR that subsequently defaulted [Abstract]
Charge-offs on TDRs that subsequently defaulted		0				0
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		9,832				9,832				14,125		16,359
Commercial [Member] | Performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		9,431				9,431				10,560		13,318
Commercial [Member] | Non-performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3]	$ 401				$ 401				$ 3,565		$ 3,041
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	0	[2]	4	[2]	4		2		4
Pre-modification recorded balance		$ 0	[1]	$ 180	[1]	$ 0	[2]	$ 290	[2]	$ 290		$ 229		$ 426
Post-modification recorded balance		$ 0	[1]	$ 180	[1]	$ 0	[2]	$ 290	[2]	290		227		389
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 0		$ 0		$ 0
Commercial [Member] | Land, Land Development and Construction - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	0	[2]	0	[2]	0		0		2
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]	$ 0		$ 0		$ 55
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]	0		0		44
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 0		$ 0		$ 0
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	12	[2]	6	[2]	9		17		13
Pre-modification recorded balance		$ 0	[1]	$ 175	[1]	$ 786	[2]	$ 1,933	[2]	$ 2,044		$ 3,188		$ 2,236
Post-modification recorded balance		$ 0	[1]	$ 158	[1]	$ 786	[2]	$ 1,916	[2]	2,027		2,960		1,606
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 1,767		$ 157		$ 319
Mortgage [Member] | 1-4 Family [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	[1]	2	[1]	3	[2]	5	[2]	9		8		15
Pre-modification recorded balance		$ 93	[1]	$ 204	[1]	$ 142	[2]	$ 396	[2]	$ 927		$ 1,345		$ 1,576
Post-modification recorded balance		$ 95	[1]	$ 207	[1]	$ 144	[2]	$ 470	[2]	1,004		1,128		1,570
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 0		$ 73		$ 125
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	1	[2]	1	[2]	1		1		6
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 189	[2]	$ 116	[2]	$ 116		$ 313		$ 1,583
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 189	[2]	$ 117	[2]	117		307		1,572
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 0		$ 0		$ 0
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	0	[2]	1	[2]	1		1		1
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 107	[2]	$ 107		$ 20		$ 17
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 78	[2]	78		20		14
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 0		$ 0		$ 0
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	0	[2]	2	[2]	2		1		1
Pre-modification recorded balance		$ 0	[1]	$ 77	[1]	$ 0	[2]	$ 77	[2]	$ 77		$ 27		$ 85
Post-modification recorded balance		$ 0	[1]	$ 78	[1]	$ 0	[2]	$ 78	[2]	78		27		84
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 0		$ 0		$ 0
Installment [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	2	[1]	2	[2]	6	[2]	6		6		13
Pre-modification recorded balance		$ 0	[1]	$ 82	[1]	$ 34	[2]	$ 141	[2]	$ 141		$ 220		$ 631
Post-modification recorded balance		$ 0	[1]	$ 85	[1]	$ 37	[2]	$ 145	[2]	145		186		523
TDR that subsequently defaulted [Abstract]
Recorded balance										$ 0		$ 0		$ 0
Installment [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	[1]	1	[1]	7	[2]	5	[2]	6		8		9
Pre-modification recorded balance		$ 51	[1]	$ 7	[1]	$ 300	[2]	$ 133	[2]	$ 154		$ 228		$ 400
Post-modification recorded balance		$ 50	[1]	$ 7	[1]	$ 301	[2]	$ 136	[2]	157		217		400
TDR that subsequently defaulted [Abstract]
Recorded balance										0		0		$ 0
Installment [Member] | Boat Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	0	[2]	0	[2]
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]
Installment [Member] | Recreational Vehicle Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	[1]	0	[1]	0	[2]	0	[2]
Pre-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]
Post-modification recorded balance		$ 0	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	[1]	1	[1]	1	[2]	2	[2]
Pre-modification recorded balance		$ 10	[1]	$ 34	[1]	$ 10	[2]	$ 46	[2]
Post-modification recorded balance		10	[1]	$ 34	[1]	10	[2]	$ 46	[2]
Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		58,286	[4]			58,286	[4]			63,797	[4],[5]	71,971	[5]
Retail [Member] | Performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		53,755	[4]			53,755	[4]			59,726	[4],[5]	68,194	[5]
Retail [Member] | Non-performing TDRs [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3],[6]	$ 4,531	[4]			$ 4,531	[4]			$ 4,071	[4],[5]	$ 3,777	[5]

[1]	There were no purchased mortgage loans classified as troubled debt restructurings during the three month periods ended September 30, 2017 and 2016, respectively.
[2]	There were no purchased mortgage loans classified as troubled debt restructurings during the nine month periods ended September 30, 2017 and 2016, respectively.
[3]	Included in non-performing loans table above.
[4]	Retail loans include mortgage and installment portfolio segments.
[5]	Retail loans include mortgage and installment loan segments.
[6]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.